Derivatives - Balance Sheet Classification and Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 41,327	$ 40,228
Derivative, Fair Value, Net	(777)	(533)
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	291	344
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(1,068)	(877)
Designated as Hedging | Cash flow hedges
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	100	25
Derivative, Fair Value, Net	0	(2)
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	(2)
Designated as Hedging | Cash flow hedges | Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	100	0
Derivative, Fair Value, Net	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Designated as Hedging | Cash flow hedges | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	0	25
Derivative, Fair Value, Net	0	(2)
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	(2)
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	41,227	40,203
Derivative, Fair Value, Net	(777)	(531)
Derivative Asset, Fair Value, Gross Asset	291	344
Derivative Liability, Fair Value, Gross Liability	(1,068)	(875)
Not Designated as Hedging Instrument | Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	506	1,300
Not Designated as Hedging Instrument | Interest Rate Swaps and Futures [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3,074	3,419
Derivative, Fair Value, Net	(7)	(13)
Derivative Asset, Fair Value, Gross Asset	19	28
Derivative Liability, Fair Value, Gross Liability	(26)	(41)
Not Designated as Hedging Instrument | Foreign currency swaps and forwards
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	161	222
Derivative, Fair Value, Net	9	0
Derivative Asset, Fair Value, Gross Asset	10	8
Derivative Liability, Fair Value, Gross Liability	(1)	(8)
Not Designated as Hedging Instrument | Credit derivatives that purchase credit protection
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	0	40
Derivative, Fair Value, Net	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Not Designated as Hedging Instrument | Credit derivatives that assume credit risk
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	100	0
Derivative, Fair Value, Net	2	0
Derivative Asset, Fair Value, Gross Asset	2	0
Derivative Liability, Fair Value, Gross Liability	0	0
Not Designated as Hedging Instrument | Equity index swaps, options, and futures
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	0	2,000
Derivative, Fair Value, Net	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Not Designated as Hedging Instrument | GMWB product derivatives
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	7,086	7,803
Derivative, Fair Value, Net	80	21
Derivative Asset, Fair Value, Gross Asset	100	33
Derivative Liability, Fair Value, Gross Liability	(20)	(12)
Not Designated as Hedging Instrument | Reinsurance recoverable for GMWB
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,555	1,688
Derivative, Fair Value, Net	(8)	7
Derivative Asset, Fair Value, Gross Asset	0	7
Derivative Liability, Fair Value, Gross Liability	(8)	0
Not Designated as Hedging Instrument | Macro hedge program
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	22,991	24,188
Derivative, Fair Value, Net	(213)	(453)
Derivative Asset, Fair Value, Gross Asset	145	268
Derivative Liability, Fair Value, Gross Liability	(358)	(721)
Not Designated as Hedging Instrument | FIA embedded derivative
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	5,485	0
Derivative, Fair Value, Net	(655)	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	(655)	0
Not Designated as Hedging Instrument | Modified coinsurance reinsurance contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	775	843
Derivative, Fair Value, Net	15	(93)
Derivative Asset, Fair Value, Gross Asset	15	0
Derivative Liability, Fair Value, Gross Liability	0	(93)
Fixed maturities, available-for-sale
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	56	49
Derivative, Fair Value, Net	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Other investments
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	8,163	5,791
Derivative, Fair Value, Net	43	12
Derivative Asset, Fair Value, Gross Asset	91	13
Derivative Liability, Fair Value, Gross Liability	(48)	(1)
Other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	18,206	24,054
Derivative, Fair Value, Net	(252)	(480)
Derivative Asset, Fair Value, Gross Asset	85	291
Derivative Liability, Fair Value, Gross Liability	(337)	(771)
Reinsurance recoverable for GMWB
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,331	2,531
Derivative, Fair Value, Net	7	(86)
Derivative Asset, Fair Value, Gross Asset	15	7
Derivative Liability, Fair Value, Gross Liability	(8)	(93)
Other policyholder funds and benefits payable
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	12,571	7,803
Derivative, Fair Value, Net	(575)	21
Derivative Asset, Fair Value, Gross Asset	100	33
Derivative Liability, Fair Value, Gross Liability	(675)	(12)
Derivative Financial Instruments, Liabilities [Member] | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(385)	(772)
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	(134)	(279)
Derivative Liability	(252)	(480)
Derivative, Collateral, Right to Reclaim Cash	1	(13)
Derivative Liability, Fair Value of Collateral	(251)	(488)
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	(5)
Derivative Financial Instruments, Assets [Member] | Other investments
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	176	304
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	162	295
Derivative assets	43	12
Derivative, Collateral, Obligation to Return Cash	(29)	(3)
Derivative Asset, Fair Value of Collateral	5	0
Derivative Asset, Fair Value, Amount Offset Against Collateral	$ 9	$ 9